Statutory Information - Schedule of Statutory Net Income and Capital and Surplus (Details) - Kansas Department of Commerce - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statutory Accounting Practices [Line Items]
Statutory net income	$ 34.7	$ 48.1	$ 90.0
Statutory capital and surplus	$ 127.9	$ 123.6	$ 126.3